Organization, Consolidation and Presentation of Financial Statements - Reconciliation of Class L Common Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Conversion of Class L common stock to Class A common stock	$ 1,675,434
Class L Common Stock
Schedule of Equity Method Investments [Line Items]
Beginning of period balance	1,504,445
Accretion of Class L common stock priority return preference	171,567
Executive Deferred Compensation Plan activity	2,826
Purchase of Class L shares	(3,404)
Conversion of Class L common stock to Class A common stock	(1,675,434)
End of period balance